Share capital	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share capital

11. Share capital

(a) Share capital

(i) Authorized

The Company’s authorized share capital consists of an unlimited number of Class A Subordinate Voting Shares, an unlimited number of Class B Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Class B Shares and each holder of Class A Subordinate Voting Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders, except meetings at which only holders of another particular class or series have the right to vote. At each such meeting, each Class B Share entitles its holder to 10 votes and each Class A Subordinate Voting Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of amalgamation or prescribed by applicable laws.

(ii) Issued and outstanding

Shares Outstanding	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	53,563,844	127,489,844	127,483,148	—	—	—	—	308,536,836
2010 Reorganization	(53,563,844)	(127,489,844)	(127,483,148)	433,676,686	5,478,596	—	85,044,901	215,663,347
Participant Equity Loan Plan	—	—	—	—	—	(57,500)	—	(57,500)
Initial Public Offering	—	—	—	(433,676,686)	38,830,000	—	(5,580,706)	(400,427,392)

March 31, 2011	—	—	—	—	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	—	—	—	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	—	—	—	—	(2,327,486)	—	—	(2,327,486)

March 31, 2012	—	—	—	—	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	—	—	—	—	(217,500)	—	(217,500)
Stock-based compensation	—	—	—	—	115,015	25,298	—	140,313
Shares repurchased for cancellation	—	—	—	—	(574,954)	—	—	(574,954)

March 31, 2013	—	—	—	—	41,521,171	(410,502)	79,464,195	120,574,864

Stated Amount	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	$41,166	$120,108	$—	$—	$—	$—	$—	$161,274
Participant Equity Loan Plan	2,122	—	—	—	6,369	(160)	—	8,331
2010 Reorganization	(43,288)	(120,108)	—	413,616	3,156	—	160,242	413,618
Initial Public Offering	—	—	—	(413,616)	474,047	—	78,165	138,596

March 31, 2011	$—	$—	$—	$—	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	—	—	—	—	568	(433)	—	135
Repurchase of Common Shares	—	—	—	—	(25,555)	—	—	(25,555)

March 31, 2012	$—	$—	$—	$—	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	—	—	—	—	996	(316)	—	680
Stock-based compensation	—	—	—	—	557	69	—	626
Shares repurchased for cancellation	—	—	—	—	(5,435)	—	—	(5,435)

March 31, 2013	$—	$—	$—	$—	$454,703	$(840)	$238,407	$692,270

The 2010 Reorganization completed on June 8, 2010 effectively resulted in the conversion of the Company’s Voting Common Shares, Voting Preferred Shares, cumulative preferred shares including accrued interest (note 3) and shareholder note payable (note 3) into 10,957,191 Class A Subordinate Voting Shares, 170,089,800 Class B Shares and 433,676,686 Class A Preferred Shares. The Company’s Non-voting Common Shares were cancelled as part of the 2010 Reorganization.

On June 24, 2010, the Company effected a one-for-two reverse split of the Class A Subordinate Voting Shares and the Class B Shares.

As part of the Company’s IPO on July 20, 2010, the 433,676,686 Class A Preferred Shares were converted to 5,898,744 Class B Shares and 18,550,550 Class A Subordinate Voting Shares and then 11,479,450 Class B Shares were converted to 11,479,450 Class A Subordinate Voting Shares. New Class A Subordinate Voting Shares issued by the Company to the public pursuant to the IPO totaled 8,800,000 at an issue price of $17.00. Proceeds from the IPO were $138,596, net of underwriting commissions of $7,854 and other offering expenses of $7,429, net of tax of $4,279. Other offering expenses were also recorded as a reduction of IPO proceeds effective the date of the IPO. Concurrent with this transaction, 30,030,000 Class A Subordinate Voting Shares were sold to the public by existing shareholders at an issue price of $17.00.

(b) Participant equity loan plan

In 2009, the Company implemented a Participant Equity Loan Plan (the “Plan”) under which the Company loaned funds to certain employees for the purpose of allowing them to purchase Class A Subordinate Voting Shares of the Company at fair value as determined by a third party valuation.

Shares granted under the Plan are reported as share capital in shareholders’ equity at their value on the date of issue. The outstanding related loans and accrued interest are reported as a reduction of share capital.

In 2010, the Plan was amended such that the 40% of shares with performance-based restrictions that did not become unrestricted as part of the Initial Public Offering (“IPO”) transaction, representing 24% of the total shares under the Plan, would become unrestricted in two equal installments on each of the following two anniversary dates of the IPO. As a result of this amendment, the difference between the fair value of the affected shares at the date of the amendment and the fair value at the initial issuance of the shares was recognized as stock-based compensation ratably on a graded basis over the period the restrictions lapsed. The expense is included in selling, marketing and administration expense and research and development expense, with an offsetting credit to additional paid-in capital and was adjusted to reflect expected forfeitures based on Company historical data. The impact of the Plan amendment was fully amortized at September 30, 2012. The total value expensed in the year ended March 31, 2013 was $590 (March 31, 2012 – $5,243).

On November 20, 2012 certain terms of the Plan were amended. All Plan shares previously held in trust by the Company as security against the Plan loans are to be released to Plan participants, with remaining loan balances continuing to be secured by these shares. Any proceeds from the sale of these shares must first be applied against any outstanding loan balance. Additional compensation was also provided to Plan participants for the purpose of loan repayments. Most participants received the first installment in the fourth quarter of fiscal 2013 and will receive a second installment, provided they continue to be employed by the Company, in the third quarter of fiscal 2014. The first installment of $1,209 is included in selling, marketing and administration expense and research and development expense in the year ended March 31, 2013. The second installment of $834 is being accrued evenly over the twelve months ended December 31, 2013.

As a result of these amendments, the compensatory benefit of the 541,975 Plan shares with outstanding loans was determined at the date of the Plan amendment using the Black-Scholes-Merton (“BSM”) option pricing model. The exercise price used of $1.30 was the market price of a Class A Subordinate Voting Share on that date which equaled the remaining loan balance for each share. The total benefit of $339 has been reported as stock-based compensation expense in the year ended March 31, 2013 with an offset to additional paid-in capital. In addition, interest is no longer being charged on Plan loans retroactive to April 1, 2012. As a result, accrued interest of $44 was reversed in the year ended March 31, 2013. During the year ended March 31, 2013 Plan loans of $286 from employees who had left the Company were written off with an offset to bad debt expense. Total loans amounted to $880 at March 31, 2013 (March 31, 2012 – $2,043).

Share capital increased by $1,160 (March 31, 2012 – $135) in the year ended March 31, 2013 as a result of Plan activity. This includes loan principal and interest repayments totaling $846 (March 31, 2012 – $612), interest accrued during the year of nil (March 31, 2012 – $105) and foreign exchange adjustments of $28 (March 31, 2012 – $73). Also, during the year ended March 31, 2013, 297,500 (March 31, 2012 – 160,800) shares of employees who left the Company were repurchased by a subsidiary company resulting in a net reduction in share capital of $480 (March 31, 2012 – $445). Stock based compensation paid related to these repurchases amounted to $53 (March 31, 2012 – nil).

In the year ended March 31, 2013, 25,298 Class A Subordinate Voting Shares—Treasury Shares, held by a subsidiary company, were transferred to certain employees in settlement of vested restricted share units (note 12(c)) which resulted in an increase in share capital of $218 including a $148 reclassification of additional paid-in capital to share capital. In the year ended March 31, 2013, 80,000 Class A Subordinate Voting Shares—Treasury Shares held by a subsidiary company were transferred to the parent company and cancelled resulting in a reduction in share capital of $164.

(c) Share repurchase plan

On August 19, 2011, the Company’s Board of Directors approved a share repurchase plan and normal course issuer bid to purchase for cancellation up to 4,000,000 of the Company’s Class A Subordinate Voting Shares. The shares were purchased in the open market at prevailing market prices over a 12-month period between August 25, 2011 and August 24, 2012. In the year ended March 31, 2013, the Company repurchased for cancellation 494,954 Class A Subordinate Voting Shares at an average price of $1.51 per share for a total purchase price of $750, resulting in a reduction to stated capital of $5,435 and corresponding credit to additional paid-in capital of $4,685. During the share repurchase plan period, the Company repurchased for cancellation 2,822,440 Class A Subordinate Voting Shares at an average price of $3.72 per share for a total purchase price of $10,505. All the repurchased shares have been cancelled.

(d) Issuance of treasury shares

In the year ended March 31, 2013, 115,015 Class A Subordinate Voting Shares were issued at the current market price for settlement of vested RSUs resulting in a net increase in share capital of $408 and a reduction in additional paid-in capital of $408 (note 12(c)).